As filed with the Securities and Exchange Commission on October 27, 2021
File Nos. 333-215165/811-23222

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 36
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 38
☒

HARTFORD FUNDS EXCHANGE-TRADED TRUST
(Exact Name of Registrant as Specified in Charter)

690 Lee Road
Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):
  ☐ immediately upon filing pursuant to paragraph (b) of Rule 485
  ☒ on November 3, 2021 pursuant to paragraph (b) of Rule 485
  ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐ on (Date) pursuant to paragraph (a)(1) of Rule 485
  ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
  ☐ on (Date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
  ☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 36 to the Registration Statement of Hartford Funds Exchange-Traded Trust (the “Registrant”) on Form N-1A incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B), and Other Information (Part C) relating to Hartford Large Cap Growth ETF contained in Post-Effective Amendment No. 31, which was filed with the U.S. Securities and Exchange Commission on July 16, 2021. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 31 to November 3, 2021.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wayne, and Commonwealth of Pennsylvania, on the 27th day of October 2021.
HARTFORD FUNDS EXCHANGE-TRADED TRUST
By:	/s/ James E. Davey*
James E. Davey President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
/s/ James E. Davey* James E. Davey	Trustee, President and Chief Executive Officer	October 27, 2021
/s/ David A. Naab* David A. Naab	Treasurer (Principal Financial Officer and Principal Accounting Officer)	October 27, 2021
/s/ Lynn S. Birdsong* Lynn S. Birdsong	Chairman of the Board and Trustee	October 27, 2021
/s/ Hilary E. Ackermann* Hilary E. Ackermann	Trustee	October 27, 2021
/s/ Robin C. Beery* Robin C. Beery	Trustee	October 27, 2021
/s/ Derrick D. Cephas* Derrick D. Cephas	Trustee	October 27, 2021
/s/ Christine R. Detrick* Christine R. Detrick	Trustee	October 27, 2021
/s/ Andrew A. Johnson, Jr.* Andrew A. Johnson, Jr.	Trustee	October 27, 2021
/s/ Paul L. Rosenberg* Paul L. Rosenberg	Trustee	October 27, 2021
/s/ Lemma W. Senbet* Lemma W. Senbet	Trustee	October 27, 2021
/s/ David Sung* David Sung	Trustee	October 27, 2021
*By:/s/ Thomas R. Phillips Thomas R. Phillips, Attorney-in-fact * Pursuant to Power of Attorney (filed on September 8, 2021)		October 27, 2021